                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/2012

Check here if Amendment [_]; Amendment Number: _____________

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institututional Investment Manager Filing this Report:

Name:    ThinkEquity LLC
Address: 600 Montgomery Street, Third Floor
         San Francisco, CA 94111

13F File Number: 028-12960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Weitgenant
Title: Deputy Director of Compliance
Phone: 415-249-6313

Signature, Place, and Date of Signing:


/s/ David Weitgenant                   San Francisco, CA   5/15/2012
------------------------------------   -----------------   ---------
              Signature                   City, State         Date

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:            33
Form 13F Information Table Value Total:   $   159,546
                                          -----------
                                          (thousands)
                                          -----------

List of Other Included Managers: NONE

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                                 ThinkEquity LLC

                           FORM 13F INFORMATION TABLE
                              AS OF DATE 3/31/2012

Column 1                        Column 2     Column 3 Column 4     Column 5      Column 6  Column 7       Column 8
---------------------------- -------------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                      VOTING AUTHORITY
                                                        VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  -------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
---------------------------- -------------- --------- -------- ------- --- ---- ---------- -------- ---- ------ -------
CENTURYLINK INC              COM            156700106      425  11,007 SH       Sole                   0      0  11,007
CHENIERE ENERGY INC          COM NEW        16411R208    5,124 342,072 SH       Sole                   0      0 342,072
CHIPOTLE MEXICAN GRILL INC   COM            169656105    6,626  15,851 SH       Sole                   0      0  15,851
CROSS TIMBERS RTY TR         TR UNIT        22757R109      734  17,400 SH       Sole                   0      0  17,400
DISH NETWORK CORP            CL A           25470M109    1,317  40,000 SH       Sole                   0      0  40,000
DOMINOS PIZZA INC            COM            25754A201    6,143 169,233 SH       Sole                   0      0 169,233
DORCHESTER MINERALS LP       COM UNIT       25820R105    7,933 302,087 SH       Sole                   0      0 302,087
ECHOSTAR CORP                CL A           278768106      299  10,610 SH       Sole                   0      0  10,610
ELAN PLC                     ADR            284131208    6,783 451,922 SH       Sole                   0      0 451,922
FASTENAL CO                  COM            311900104    6,017 111,225 SH       Sole                   0      0 111,225
HUGOTON RTY TR TEX           UNIT BEN INT   444717102      923  62,895 SH       Sole                   0      0  62,895
IAC INTERACTIVECORP          COM PAR $.001  44919P508    6,241 127,144 SH       Sole                   0      0 127,144
INTUITIVE SURGICAL INC       COM NEW        46120E602    6,655  12,285 SH       Sole                   0      0  12,285
KODIAK OIL & GAS CORP        COM            50015Q100    5,128 514,828 SH       Sole                   0      0 514,828
MASTERCARD INC               CL A           57636Q104    6,171  14,674 SH       Sole                   0      0  14,674
MEDIVATION INC               COM            58501N101    5,439  72,795 SH       Sole                   0      0  72,795
MONSTER BEVERAGE CORP        COM            611740101    7,113 114,560 SH       Sole                   0      0 114,560
NEUSTAR INC                  CL A           64126X201    6,099 163,719 SH       Sole                   0      0 163,719
NU SKIN ENTERPRISES INC      CL A           67018T105    6,118 105,639 SH       Sole                   0      0 105,639
NUANCE COMMUNICATIONS INC    COM            67020Y100    5,090 198,984 SH       Sole                   0      0 198,984
PIER 1 IMPORTS INC           COM            720279108    5,895 324,235 SH       Sole                   0      0 324,235
PIMCO CA MUNICIPAL INCOME FD COM            72200N106      281  19,895 SH       Sole                   0      0  19,895
PNC FINL SVCS GROUP INC      COM            693475105      387   6,000 SH       Sole                   0      0   6,000
REGENERON PHARMACEUTICALS    COM            75886F107    5,223  44,785 SH       Sole                   0      0  44,785
SAN JUAN BASIN RTY TR        UNIT BEN INT   798241105    1,202  61,990 SH       Sole                   0      0  61,990
SEAGATE TECHNOLOGY PLC       SHS            G7945M107    6,807 252,577 SH       Sole                   0      0 252,577
SELECT COMFORT CORP          COM            81616X103    7,038 217,301 SH       Sole                   0      0 217,301
ULTA SALON COSMETCS & FRAG I COM            90384S303    7,008  75,448 SH       Sole                   0      0  75,448
UNITED RENTALS INC           COM            911363109    7,335 171,027 SH       Sole                   0      0 171,027
V F CORP                     COM            918204108    5,620  38,501 SH       Sole                   0      0  38,501
VIROPHARMA INC               COM            928241108    5,006 166,490 SH       Sole                   0      0 166,490
VISA INC                     COM CL A       92826C839    6,867  58,199 SH       Sole                   0      0  58,199
WESTPORT INNOVATIONS INC     COM NEW        960908309    4,499 109,946 SH       Sole                   0      0 109,946